Property, plant and equipment, net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, plant and equipment, net
Property, plant and equipment, gross	$ 10,538	$ 9,688
Accumulated depreciation	(6,364)	(5,716)
Total property, plant and equipment, net	4,174	3,972
Assets under capital leases included in property, plant and equipment, net
Capital lease assets, gross	248	204
Accumulated depreciation	(111)	(99)
Total capital lease assets, net	137	105
Depreciation expense
Depreciation expense including depreciation of assets under capital leases	586	616	$ 578
Land and buildings
Property, plant and equipment, net
Property, plant and equipment, gross	3,889	3,568
Assets under capital leases included in property, plant and equipment, net
Capital lease assets, gross	169	142
Machinery and equipment
Property, plant and equipment, net
Property, plant and equipment, gross	6,144	5,620
Assets under capital leases included in property, plant and equipment, net
Capital lease assets, gross	79	62
Construction in progress
Property, plant and equipment, net
Property, plant and equipment, gross	$ 505	$ 500